Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 40,983,836	$ 30,535,845	$ 18,650,279
Other Comprehensive Income / (Loss):
Foreign currency translation (loss) / gain	26,577	32,166	(8,152)
Total Comprehensive Income	$ 41,010,413	$ 30,568,011	$ 18,642,127